Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (19.2%)

	Airlines (0.0%)
25,282	UAL Pass Through Trust Series
	2007-1µ
	6.636%, 01/02/24	$26,901
	Communication Services (3.1%)
390,000	America Movil, SAB de CV^
	5.000%, 03/30/20	391,888
65,000	Arrow Bidco, LLC^*
	9.500%, 03/15/24	65,121
	CenturyLink, Inc.*
60,000	4.000%, 02/15/27µ	60,556
25,000	5.125%, 12/15/26^	25,750
95,000	Cincinnati Bell, Inc.µ*
	8.000%, 10/15/25	101,294
60,000	CommScope, Inc.µ^*
	5.500%, 03/01/24	61,792
40,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	38,194
200,000	CSC Holdings, LLCµ*
	5.500%, 04/15/27	212,872
90,000	Cumulus Media New Holdings,
	Inc.^*
	6.750%, 07/01/26	95,006
37,000	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Companyµ*
	5.375%, 08/15/26	36,917
305,000	Embarq Corp.µ
	7.995%, 06/01/36	339,456
	Entercom Media Corp.^*
65,000	7.250%, 11/01/24	68,818
40,000	6.500%, 05/01/27	42,894
	Frontier Communications Corp.
120,000	7.625%, 04/15/24	55,296
80,000	11.000%, 09/15/25	37,129
65,000	10.500%, 09/15/22	29,648
40,000	8.500%, 04/01/26µ*	41,068
30,000	8.000%, 04/01/27µ*	31,378
20,000	7.125%, 01/15/23	9,440
13,000	Go Daddy Operating Company,
	LLC / GD Finance Company,
	Inc.µ*
	5.250%, 12/01/27	13,657
65,000	Gray Television, Inc.^*
	7.000%, 05/15/27	70,927
	Hughes Satellite Systems Corp.
40,000	6.625%, 08/01/26^	44,351
15,000	5.250%, 08/01/26µ	16,328
	iHeartCommunications, Inc.^
60,000	5.250%, 08/15/27*	62,875
25,000	8.375%, 05/01/27	27,238
235,000	Inmarsat Finance, PLCµ*
	4.875%, 05/15/22	237,988
	Intelsat Jackson Holdings, SA
90,000	9.750%, 07/15/25^*	76,850
35,000	8.000%, 02/15/24^*	35,906
25,000	5.500%, 08/01/23µ	20,496
	Netflix, Inc.
40,000	4.875%, 06/15/30µ*	41,841
25,000	4.875%, 04/15/28^	26,773
PRINCIPAL
AMOUNT		VALUE
25,000	SBA Communications Corp.µ
	4.000%, 10/01/22	$25,463
91,000	Scripps Escrow, Inc.^*
	5.875%, 07/15/27	95,859
	Sprint Corp.
165,000	7.875%, 09/15/23^	175,436
150,000	7.125%, 06/15/24^	155,209
75,000	7.625%, 03/01/26^	78,432
26,000	7.250%, 02/01/28*	25,753
35,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	39,438
	Telesat Canada / Telesat, LLC*
42,000	4.875%, 06/01/27^	43,346
25,000	6.500%, 10/15/27µ	26,199
90,000	United States Cellular Corp.µ
	6.700%, 12/15/33	102,008
	Windstream Services, LLC /
	Windstream Finance Corp.@
19,000	7.750%, 10/01/21	2,382
6,000	10.500%, 06/30/24*	2,480
25,000	Zayo Group, LLC / Zayo Capital,
	Inc.*
	5.750%, 01/15/27	25,579
		3,217,331
	Consumer Discretionary (2.9%)
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
39,000	6.625%, 01/15/28µ	39,807
32,000	9.875%, 04/01/27^	36,928
45,000	Beverages & More, Inc.*
	11.500%, 06/15/22	29,268
	Boyd Gaming Corp.µ
65,000	6.000%, 08/15/26	69,113
27,000	4.750%, 12/01/27*	27,531
65,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.^*
	5.250%, 10/15/25	66,132
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
155,000	5.125%, 05/01/27^*	162,410
90,000	5.000%, 02/01/28µ*	94,329
50,000	5.750%, 09/01/23µ	50,721
39,000	Cedar Fair, LP^*
	5.250%, 07/15/29	41,267
	Century Communities, Inc.µ
65,000	6.750%, 06/01/27*	70,605
58,000	5.875%, 07/15/25^	61,027
110,000	Dana Financing Luxembourg
	Sarl^*
	6.500%, 06/01/26	117,636
80,000	DISH DBS Corp.^
	7.750%, 07/01/26	84,096
105,000	Eldorado Resorts, Inc.µ
	6.000%, 04/01/25	110,128
	ESH Hospitality, Inc.^*
60,000	5.250%, 05/01/25	61,575
26,000	4.625%, 10/01/27	26,033
65,000	GLP Capital, LP / GLP Financing
	II, Inc.µ
	5.250%, 06/01/25	72,819
105,000	goeasy, Ltd.µ*
	5.375%, 12/01/24	108,393
95,000	Guitar Center, Inc.µ*
	9.500%, 10/15/21	94,605

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
13,000	Installed Building Products, Inc.µ*
	5.750%, 02/01/28	$13,926
99,000	L Brands, Inc.^
	6.875%, 11/01/35	99,370
75,000	Lennar Corp.^
	5.250%, 06/01/26	83,208
	M/I Homes, Inc.
60,000	5.625%, 08/01/25µ	63,204
40,000	4.950%, 02/01/28^*	41,250
	Mattel, Inc.^*
65,000	5.875%, 12/15/27	68,496
60,000	6.750%, 12/31/25	64,420
75,000	Meritage Homes Corp.^
	6.000%, 06/01/25	85,048
26,000	Michaels Stores, Inc.^*
	8.000%, 07/15/27	23,360
87,000	Newell Brands, Inc.^
	4.200%, 04/01/26	90,925
	Penske Automotive Group, Inc.
60,000	5.500%, 05/15/26^	62,227
30,000	5.375%, 12/01/24µ	30,826
187,000	PetSmart, Inc.^*
	5.875%, 06/01/25	192,759
	Rite Aid Corp.
125,000	6.125%, 04/01/23*	113,955
65,000	7.700%, 02/15/27^	53,236
35,000	Salem Media Group, Inc.µ*
	6.750%, 06/01/24	34,024
26,000	Service Corp. International^
	5.125%, 06/01/29	27,758
	Sirius XM Radio, Inc.*
65,000	5.500%, 07/01/29µ	70,183
65,000	4.625%, 07/15/24^	67,577
65,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.µ*
	4.875%, 11/01/27	65,851
85,000	Staples, Inc.µ*
	7.500%, 04/15/26	87,252
39,000	Taylor Morrison Communities,
	Inc.^*
	5.750%, 01/15/28	42,697
65,000	Twin River Worldwide Holdings,
	Inc.µ*
	6.750%, 06/01/27	68,898
22,922	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	24,074
45,000	VOC Escrow, Ltd.µ*
	5.000%, 02/15/28	46,894
		3,045,841
	Consumer Staples (0.8%)
65,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertsons,
	LP / Albertson's, LLCµ
	5.750%, 03/15/25	67,549
45,000	Dean Foods Company*@
	6.500%, 03/15/23	8,674
40,000	Energizer Holdings, Inc.^*
	6.375%, 07/15/26	42,637
45,000	Fresh Market, Inc.*
	9.750%, 05/01/23	22,093
	JBS USA LUX, SA / JBS USA
	Finance, Inc.^*
145,000	5.875%, 07/15/24	149,251
75,000	6.750%, 02/15/28	83,335
PRINCIPAL
AMOUNT		VALUE
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.*
52,000	5.500%, 01/15/30^	$56,463
19,000	6.500%, 04/15/29µ	21,288
	New Albertson's, Inc.
33,000	7.750%, 06/15/26	35,725
15,000	8.000%, 05/01/31	16,394
	Pilgrim's Pride Corp.µ*
75,000	5.875%, 09/30/27	79,845
25,000	5.750%, 03/15/25	25,789
	Post Holdings, Inc.*
60,000	5.750%, 03/01/27µ	63,410
20,000	5.500%, 12/15/29^	21,266
14,000	5.625%, 01/15/28^	14,882
57,000	Simmons Foods, Inc.µ*
	7.750%, 01/15/24	61,134
	Vector Group, Ltd.µ*
69,000	6.125%, 02/01/25	68,803
28,000	10.500%, 11/01/26	29,372
		867,910
	Energy (1.7%)
40,000	Apergy Corp.µ
	6.375%, 05/01/26	42,451
38,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	24,947
	Buckeye Partners, LP^
40,000	3.950%, 12/01/26	39,701
25,000	5.850%, 11/15/43	23,781
52,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	19,760
115,000	California Resources Corp.*
	8.000%, 12/15/22	39,260
65,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	24,151
50,000	Cheniere Energy Partners, LP^
	5.625%, 10/01/26	52,530
31,000	Chesapeake Energy Corp.^*
	11.500%, 01/01/25	25,207
80,000	DCP Midstream Operating, LP^*"
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	74,208
	Denbury Resources, Inc.
59,000	7.750%, 02/15/24^*	47,514
25,000	9.250%, 03/31/22µ*	22,016
15,000	5.500%, 05/01/22	9,182
15,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	12,257
	Energy Transfer Operating, LP
120,000	4.781%, 11/01/66µ"
	3 mo. USD LIBOR + 3.02%	98,357
115,000	5.500%, 06/01/27^	131,797
	EnLink Midstream Partners, LP
65,000	4.850%, 07/15/26^	60,146
60,000	6.000%, 12/15/22µ"
	3 mo. USD LIBOR + 4.11%	41,991
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*@
45,000	9.375%, 05/01/24	1,374
31,000	7.750%, 05/15/26	21,015
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
65,000	6.500%, 10/01/25^	63,864
55,000	6.250%, 05/15/26µ	52,580

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
100,000	Gulfport Energy Corp.
	6.375%, 05/15/25	$50,651
14,000	Hess Midstream Partners, LP^*
	5.125%, 06/15/28	14,513
13,000	Holly Energy Partners, LP / Holly
	Energy Finance Corp.*
	5.000%, 02/01/28	13,202
25,000	Laredo Petroleum, Inc.^
	10.125%, 01/15/28	22,313
82,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	53,719
60,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.^*
	6.000%, 08/01/26	62,240
108,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*@
	10.625%, 05/01/24	14,379
	Moss Creek Resources Holdings,
	Inc.*
25,000	10.500%, 05/15/27^	20,095
25,000	7.500%, 01/15/26µ	18,617
25,000	Murphy Oil Corp.^
	5.875%, 12/01/27	25,679
25,000	Nine Energy Service, Inc.^*
	8.750%, 11/01/23	21,159
35,000	Oasis Petroleum, Inc.^*
	6.250%, 05/01/26	26,772
55,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.µ*
	7.750%, 12/15/25	57,029
40,000	Parkland Fuel Corp.^*
	5.875%, 07/15/27	42,488
50,000	Plains All American Pipeline,
	LPµ"
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	46,774
51,000	SESI, LLC
	7.750%, 09/15/24	31,881
25,000	SM Energy Company^
	6.750%, 09/15/26	22,814
40,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.^
	6.500%, 07/15/27	43,751
	Transocean, Inc.^*
35,000	7.500%, 01/15/26	32,731
25,000	8.000%, 02/01/27	23,258
65,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*
	8.750%, 04/15/23	33,615
25,000	Viper Energy Partners, LP^*
	5.375%, 11/01/27	26,096
70,000	W&T Offshore, Inc.µ*
	9.750%, 11/01/23	66,413
23,000	Weatherford International, Ltd.µ*
	11.000%, 12/01/24	24,454
50,000	Whiting Petroleum Corp.
	6.625%, 01/15/26	28,237
		1,750,969
PRINCIPAL
AMOUNT		VALUE
	Financials (2.9%)
166,000	Acrisure, LLC / Acrisure Finance,
	Inc.^*
	7.000%, 11/15/25	$163,280
4,000	AG Issuer, LLC*
	6.250%, 03/01/28	372
110,000	Alliant Holdings Intermediate, LLC
	/ Alliant Holdings Co-Issuerµ*
	6.750%, 10/15/27	115,893
85,000	Ally Financial, Inc.µ
	8.000%, 11/01/31	120,311
104,000	Amwins Group, Inc.µ*
	7.750%, 07/01/26	113,773
120,000	AssuredPartners, Inc.µ*
	7.000%, 08/15/25	122,236
35,000	Bank of America Corp.^"
	4.300%, 01/28/25
	3 mo. USD LIBOR + 2.66%	35,022
90,000	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR
	Nimbus, LLC / GGSI Sellco,
	LLCµ*
	5.750%, 05/15/26	94,093
	Credit Acceptance Corp.*
65,000	6.625%, 03/15/26^	70,490
52,000	5.125%, 12/31/24µ	54,402
65,000	Donnelley Financial Solutions,
	Inc.^
	8.250%, 10/15/24	67,802
62,000	Global Aircraft Leasing Company,
	Ltd.*
	6.500%, 09/15/24
	7.250% PIK rate	63,566
84,000	Greystar Real Estate Partners,
	LLCµ*
	5.750%, 12/01/25	87,196
40,000	HAT Holdings I, LLC / HAT
	Holdings II, LLC^*
	5.250%, 07/15/24	42,146
225,000	HUB International, Ltd.µ*
	7.000%, 05/01/26	232,750
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.*
65,000	5.250%, 05/15/27µ	65,246
13,000	4.750%, 09/15/24^	13,324
100,000	ILFC E-Capital Trust II^*"
	4.150%, 12/21/65
	3 mo. USD LIBOR + 1.80%	82,734
120,000	Iron Mountain, Inc.^*
	5.250%, 03/15/28	125,605
200,000	Jefferies Finance, LLC / JFIN Co-
	Issuer Corp.µ*
	7.250%, 08/15/24	206,355
	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.µ*
50,000	5.250%, 10/01/25	51,653
15,000	4.250%, 02/01/27	14,986
35,000	Level 3 Financing, Inc.µ
	5.375%, 05/01/25	36,169
125,000	LPL Holdings, Inc.^*
	5.750%, 09/15/25	130,688
100,000	MetLife, Inc.µ
	6.400%, 12/15/66	125,397

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
72,000	Nationstar Mortgage, LLC /		62,000	Team Health Holdings, Inc.^*
	Nationstar Capital Corp.µ			6.375%, 02/01/25	$36,582
	6.500%, 07/01/21	$72,030		Tenet Healthcare Corp.
	Navient Corp.^		120,000	6.250%, 02/01/27^*	127,212
91,000	5.000%, 03/15/27µ	90,863	75,000	4.625%, 07/15/24^	77,054
55,000	6.750%, 06/25/25	60,189	70,000	6.875%, 11/15/31µ	72,370
50,000	NexBank Capital, Inc.*"&		65,000	4.875%, 01/01/26µ*	67,157
	6.375%, 09/30/27		75,000	Teva Pharmaceutical Finance
	3 mo. USD LIBOR + 4.59%	51,212		Company, BV^
65,000	Radian Group, Inc.µ			2.950%, 12/18/22	72,460
	4.875%, 03/15/27	68,773		Teva Pharmaceutical Finance
75,000	Simmons First National Corp."			Netherlands III, BV^
	5.000%, 04/01/28		285,000	2.800%, 07/21/23	266,227
	3 mo. USD LIBOR + 2.15%	78,201	16,000	2.200%, 07/21/21	15,787
	Springleaf Finance Corp.		125,000	West Street Merger Sub, Inc.^*
85,000	6.875%, 03/15/25^	96,401		6.375%, 09/01/25	123,635
65,000	7.125%, 03/15/26µ	74,805			2,958,705
13,000	6.625%, 01/15/28µ	14,687

65,000	Starwood Property Trust, Inc.^			Industrials (2.7%)
	4.750%, 03/15/25	68,042	80,000	ACCO Brands Corp.^*
20,000	Towne Bank"
				5.250%, 12/15/24	83,314
	4.500%, 07/30/27
				Albertsons Companies, Inc. /
	3 mo. USD LIBOR + 2.55%	19,915
				Safeway, Inc. / New Albertsons,
25,000	Tronox Finance, PLC^*
				LP / Albertsons, LLC*
	5.750%, 10/01/25	25,013
			65,000	4.625%, 01/15/27^	65,931
	VICI Properties, LP / VICI Note
			52,000	4.875%, 02/15/30	53,464
	Company, Inc.*
				Allison Transmission, Inc.*
52,000	3.750%, 02/15/27	52,265
			70,000	4.750%, 10/01/27µ	72,894
28,000	4.625%, 12/01/29^	29,302
			15,000	5.875%, 06/01/29^	16,407
26,000	4.125%, 08/15/30	26,421
			25,000	American Airlines Group, Inc.^*

		3,063,608		5.000%, 06/01/22	26,017
	Health Care (2.8%)		61,000	Arconic, Inc.^
				5.125%, 10/01/24	65,898

119,000	Acadia Healthcare Company,		200,000	ARD Finance, SAµ*
	Inc.µ			6.500%, 06/30/27
	6.500%, 03/01/24	122,867		7.250% PIK rate	206,943
145,000	Bausch Health Americas, Inc.µ*			Avolon Holdings Funding, Ltd.µ*
	8.500%, 01/31/27	164,058	28,000	5.250%, 05/15/24	30,876
110,000	Bausch Health Cos., Inc.µ*		25,000	2.875%, 02/15/25	25,213
	5.750%, 08/15/27	118,017	65,000	Beacon Roofing Supply, Inc.^*
	Centene Corp.*			4.875%, 11/01/25	64,738
52,000	4.250%, 12/15/27^	54,367	65,000	Berry Global, Inc.^*
40,000	4.625%, 12/15/29µ	43,171		4.875%, 07/15/26	68,100
	CHS/Community Health Systems,			Cascades Inc/Cascades USA,
	Inc.^			Inc.*
220,000	8.125%, 06/30/24*	198,275	39,000	5.125%, 01/15/26^	40,446
60,000	8.000%, 03/15/26µ*	62,692	26,000	5.375%, 01/15/28µ	26,920
40,000	6.250%, 03/31/23	40,752	85,000	Covanta Holding Corp.µ
140,000	DaVita, Inc.µ			5.875%, 03/01/24	86,759
	5.125%, 07/15/24	143,259	60,000	Delphi Technologies, PLC^*
60,000	Endo DAC / Endo Finance, LLC /			5.000%, 10/01/25	66,503
	Endo Finco, Inc.^*		60,000	Dun & Bradstreet Corp.µ^*
	6.000%, 07/15/23	45,887		6.875%, 08/15/26	65,921
	HCA, Inc.		25,000	EnerSysµ*
640,000	5.875%, 05/01/23^	705,792		4.375%, 12/15/27	25,033
55,000	7.500%, 11/06/33µ	69,810	13,000	GFL Environmental, Inc.^*
41,000	Hill-Rom Holdings, Inc.^*			5.125%, 12/15/26	13,445
	4.375%, 09/15/27	41,994		Golden Nugget, Inc.*
125,000	Magellan Health, Inc.µ^		70,000	6.750%, 10/15/24µ	72,003
	4.900%, 09/22/24	130,416	50,000	8.750%, 10/01/25^	52,745
	Mallinckrodt International Finance,		25,000	Granite Holdings US Acquisition
	SA / Mallinckrodt CB, LLC*			Companyµ*
75,000	5.625%, 10/15/23	29,650		11.000%, 10/01/27	26,220
40,000	4.875%, 04/15/20µ	32,530	30,000	Graphic Packaging International,
95,000	Par Pharmaceutical, Inc.^*			LLCµ*
	7.500%, 04/01/27	96,684		4.750%, 07/15/27	32,489

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
60,000	Great Lakes Dredge & Dock
	Corp.µ
	8.000%, 05/15/22	$63,398
95,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	99,480
65,000	Herc Holdings, Inc.^*
	5.500%, 07/15/27	67,962
	Hertz Corp.^*
51,000	6.000%, 01/15/28	51,497
33,000	7.625%, 06/01/22	34,216
62,000	Jeld-Wen, Inc.µ*
	4.625%, 12/15/25	63,622
40,000	KeHE Distributors, LLC / KeHE
	Finance Corp.µ*
	8.625%, 10/15/26	42,516
115,000	Meritor, Inc.µ
	6.250%, 02/15/24	117,960
33,000	Moog, Inc.^*
	4.250%, 12/15/27	33,979
65,000	Nationstar Mortgage Holdings,
	Inc.µ*
	6.000%, 01/15/27	66,211
45,000	Navistar International Corp.µ*
	6.625%, 11/01/25	47,236
52,000	Novelis Corp.µ*
	4.750%, 01/30/30	52,260
90,000	Park-Ohio Industries, Inc.µ
	6.625%, 04/15/27	91,687
30,000	Patrick Industries, Inc.µ*
	7.500%, 10/15/27	32,729
125,000	Scientific Games International,
	Inc.^*
	5.000%, 10/15/25	128,710
	Station Casinos, LLC*
65,000	5.000%, 10/01/25^	66,704
46,000	4.500%, 02/15/28	45,913
35,000	Tennant Companyµ
	5.625%, 05/01/25	36,683
	TransDigm, Inc.
95,000	6.250%, 03/15/26^*	102,719
60,000	7.500%, 03/15/27µ	65,742
	United Rentals North America,
	Inc.
50,000	4.875%, 01/15/28^	52,225
45,000	5.875%, 09/15/26µ	48,053
25,000	6.500%, 12/15/26µ	27,234
25,000	Waste Pro USA, Inc.µ*
	5.500%, 02/15/26	25,777
65,000	XPO Logistics, Inc.^*
	6.750%, 08/15/24	70,517
		2,823,309
	Information Technology (0.4%)
25,000	CDK Global, Inc.µ*
	5.250%, 05/15/29	26,909
39,000	Clear Channel Worldwide
	Holdings, Inc.^*
	5.125%, 08/15/27	40,211
60,000	CommScope Technologies, LLC^*
	6.000%, 06/15/25	57,383
115,000	Dell International, LLC / EMC
	Corp.^*
	6.020%, 06/15/26	134,387
26,000	Fair Isaac Corp.^*
	4.000%, 06/15/28	26,502
PRINCIPAL
AMOUNT		VALUE
80,000	Harland Clarke Holdings Corp.µ*
	8.375%, 08/15/22	$69,676
39,000	MTS Systems Corp.µ*
	5.750%, 08/15/27	41,183
36,000	PTC, Inc.*
	4.000%, 02/15/28	36,526
		432,777
	Materials (1.1%)
200,000	Alcoa Nederland Holding, BVµ*
	7.000%, 09/30/26	217,244
27,000	Allegheny Technologies, Inc.^
	5.875%, 12/01/27	27,577
35,000	ArcelorMittal, SAµ^
	7.000%, 10/15/39	44,439
200,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.µ*
	6.000%, 02/15/25	209,068
25,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LPµ*
	8.750%, 07/15/26	26,028
13,000	Compass Minerals International,
	Inc.µ*
	6.750%, 12/01/27	13,948
35,000	First Quantum Minerals, Ltd.*
	7.000%, 02/15/21	35,053
	Freeport-McMoRan, Inc.
35,000	5.000%, 09/01/27^	36,373
25,000	5.450%, 03/15/43µ	25,505
40,000	JW Aluminum Continuous Cast
	Companyµ*
	10.250%, 06/01/26	41,930
40,000	Kaiser Aluminum Corp.^*
	4.625%, 03/01/28	40,830
15,000	Mineral Resources, Ltd.µ*
	8.125%, 05/01/27	16,395
270,000	New Gold, Inc.µ*
	6.375%, 05/15/25	254,845
13,000	Norbord, Inc.^*
	5.750%, 07/15/27	13,667
110,000	PBF Holding Company, LLC /
	PBF Finance Corp.µ
	7.250%, 06/15/25	117,138
50,000	Silgan Holdings, Inc.µ*
	4.125%, 02/01/28	49,960
39,000	Univar Solutions USA, Inc.µ*
	5.125%, 12/01/27	40,604
		1,210,604
	Real Estate (0.3%)
70,000	CBL & Associates, LP^
	5.250%, 12/01/23	42,338
60,000	Forestar Group, Inc.µ*
	8.000%, 04/15/24	65,480
100,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	105,549
65,000	Service Properties Trust^
	4.350%, 10/01/24	68,508
		281,875
	Utilities (0.5%)
120,000	AES Corp.µ
	4.000%, 03/15/21	121,888
39,000	Calpine Corp.µ*
	4.500%, 02/15/28	38,706

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
10,000	NextEra Energy Operating
	Partners, LP^*
	4.250%, 07/15/24	$10,440
20,000	NGPL PipeCo, LLC^*
	4.875%, 08/15/27	21,732
	NRG Energy, Inc.^
43,000	5.750%, 01/15/28	46,370
20,000	6.625%, 01/15/27	21,521
88,000	PPL Capital Funding, Inc.µ"
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	86,117
	Talen Energy Supply, LLC*
25,000	10.500%, 01/15/26µ	22,240
10,000	7.250%, 05/15/27^	10,270
65,000	TerraForm Power Operating,
	LLC^*
	5.000%, 01/31/28	70,497
55,000	Vistra Energy Corp.µ*
	8.125%, 01/30/26	58,815
		508,596
	TOTAL CORPORATE BONDS
	(Cost $20,345,625)	20,188,426

CONVERTIBLE BONDS (25.3%)

Communication Services (2.8%)
250,000	Bharti Airtel, Ltd.*
	1.500%, 02/17/25	277,070
27,000	Intelsat, SA
	4.500%, 06/15/25	11,672
1,305,000	Sea, Ltd.*
	1.000%, 12/01/24	1,516,462
1,045,000	Snap, Inc.µ*
	0.750%, 08/01/26	1,167,939
		2,973,143
Consumer Discretionary (3.5%)
4,000,000HKD	China Conch Venture Holdings
	International, Ltd.
	0.000%, 09/05/23	572,302
500,000EUR	Delivery Hero, SEµ
	0.250%, 01/23/24	558,395
80,000	DISH Network Corp.
	2.375%, 03/15/24	73,727
	Liberty Interactive, LLC
65,163	4.000%, 11/15/29	45,987
65,000	3.750%, 02/15/30	45,543
1,105,000	NIO, Inc.*
	4.500%, 02/01/24	643,663
481,000	Winnebago Industries, Inc.µ*
	1.500%, 04/01/25	531,928
8,000,000HKD	Zhongsheng Group Holdings, Ltd.
	0.000%, 05/23/23	1,189,488
		3,661,033
Consumer Staples (0.9%)
	Premium Brands Holdings Corp.
572,000CAD	4.600%, 12/31/23	468,589
508,000CAD	4.650%, 04/30/21	449,270
		917,859
Energy (1.5%)
22,000	Denbury Resources, Inc.*
	6.375%, 12/31/24	13,667
PRINCIPAL
AMOUNT		VALUE
1,600,000	Tullow Oil Jersey, Ltd.
	6.625%, 07/12/21	$ 1,549,032
		1,562,699
Financials (3.1%)
300,000EUR	AURELIUS Equity Opportunities
	SE & Co., KGaA
	1.000%, 12/01/20	316,896
	JPMorgan Chase Bank, N.A.
5,000,000HKD	0.000%, 10/29/20*	761,273
1,900,000	0.000%, 12/30/20µ	2,152,234
65,000	Prospect Capital Corp.^
	4.950%, 07/15/22	67,409
		3,297,812
Health Care (2.6%)
882,000CAD	Canopy Growth Corp.*
	4.250%, 07/15/23	619,813
333,000	Exact Sciences Corp.µ
	0.375%, 03/15/27	376,173
552,000	Insulet Corp.^*
	0.375%, 09/01/26	620,241
532,000	Repligen Corp.^
	0.375%, 07/15/24	596,452
487,000	Wright Medical Group, Inc.µ
	1.625%, 06/15/23	510,746
		2,723,425
Information Technology (5.1%)
690,000	Coupa Software, Inc.^*
	0.125%, 06/15/25	867,692
536,000	CyberArk Software, Ltd.µ*
	0.000%, 11/15/24	599,210
530,000	Everbridge, Inc.µ*
	0.125%, 12/15/24	563,488
500,000	Splunk, Inc.µ
	0.500%, 09/15/23	612,098
1,235,000	Square, Inc.µ^
	0.500%, 05/15/23	1,490,577
880,000	Xero Investments, Ltd.
	2.375%, 10/04/23	1,240,457
		5,373,522
Materials (4.7%)
1,030,000	Cemex, SAB de CV
	3.720%, 03/15/20	1,031,911
150,000,000JPY	Mitsubishi Chemical Holdings
	Corp.
	0.000%, 03/29/24	1,409,949
1,200,000CHF	Sika, AG
	3.750%, 01/30/22	1,635,859
700,000	Taiwan Cement Corp.
	0.000%, 12/10/23	861,903
		4,939,622
Real Estate (1.1%)
1,500,000SGD	CapitaLand, Ltd.
	1.950%, 10/17/23	1,117,542
TOTAL CONVERTIBLE BONDS
(Cost $27,097,632)		26,566,657

U.S. GOVERNMENT AND AGENCY SECURITIES (2.9%)

United States Treasury Note
998,000	1.750%, 10/31/20	999,520

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
995,000	2.625%, 08/15/20^	$ 1,000,597
986,000	2.625%, 11/15/20	994,435
	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $2,972,563)	2,994,552

BANK LOANS (0.3%)

	Communication Services (0.1%)
157,119	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	159,112
	Consumer Discretionary (0.1%)
108,558	Weight Watchers International,
	Inc."
	6.720%, 11/29/24
	3 mo. LIBOR + 4.75%	108,728
	Financials (0.0%)
29,933	GLP Financing, LLC"
	3.281%, 04/28/21
	1 mo. LIBOR + 1.50%	29,896
	Information Technology (0.1%)
59,400	BMC Software Finance, Inc."
	5.895%, 10/02/25
	1 mo. LIBOR + 4.25%	58,621
	TOTAL BANK LOANS
	(Cost $356,649)	356,357
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (6.3%)
	Energy (0.2%)
	NuStar Energy, LP"
5,135	8.500%, 12/15/21^
	3 mo. USD LIBOR + 6.77%	126,834
2,635	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	59,894
2,270	NuStar Logistics, LP"
	8.565%, 01/15/43
	3 mo. USD LIBOR + 6.73%	60,087
		246,815
	Health Care (1.1%)
945	Danaher Corp.µ
	4.750%, 04/15/22	1,153,977
	Industrials (0.7%)
6,676	Stanley Black & Decker, Inc.µ
	5.250%, 11/15/22	700,913
	Information Technology (1.6%)
1,435	Broadcom, Inc.µ
	8.000%, 09/30/22	1,648,241
	Real Estate (1.2%)
995	Crown Castle International Corp.µ
	6.875%, 08/01/20	1,324,186
NUMBER OF
SHARES		VALUE
	Utilities (1.5%)
12,150	American Electric Power
	Company, Inc.µ
	6.125%, 03/15/22	$704,700
15,786	NextEra Energy, Inc.µ
	4.872%, 09/01/22	862,389
		1,567,089
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $6,316,587)	6,641,221
COMMON STOCKS (84.2%)
	Communication Services (9.9%)
1,325	Alphabet, Inc. - Class A#	1,898,434
63,500	HKD Tencent Holdings, Ltd.	3,028,326
13,050	Verizon Communications, Inc.µ^	775,692
34,050	Walt Disney Company~	4,709,455
		10,411,907
	Consumer Discretionary (8.5%)
9,445	Alibaba Group Holding, Ltd.#	1,951,242
805	Amazon.com, Inc.µ#	1,617,020
17,475	Aptiv, PLC	1,481,705
39,800	GBP Compass Group, PLC	983,944
21,150	EUR Daimler, AG	979,393
9,500	Lowe's Companies, Inc.	1,104,280
3,340	Lululemon Athletica, Inc.#~	799,563
		8,917,147
	Consumer Staples (8.7%)
10,024	Coca-Cola Company~	585,402
3,675	Costco Wholesale Corp.	1,122,786
13,700	EUR Danone, SA	1,096,335
2,800	Estee Lauder Companies, Inc. -
	Class A	546,448
35,390	JPY Japan Tobacco, Inc.	748,302
11,100	EUR Kerry Group, PLC - Class A	1,415,265
10,175	CHF Nestlé, SA	1,122,227
6,900	Philip Morris International, Inc.	570,630
16,755	Walmart, Inc.~	1,918,280
		9,125,675
	Energy (8.1%)
79,900	GBP BP, PLC	481,006
40,800	BP, PLC	1,474,104
5,050	Chevron Corp.	541,057
3,150	Energy Transfer, LPµ	39,658
3,375	Enterprise Products Partners, LP	86,974
16,215	Exxon Mobil Corp.	1,007,276
700	GasLog, Ltd.	4,536
940	Magellan Midstream Partners, LP	57,697
12,200	Marathon Petroleum Corp.	664,900
24,775	EUR Neste Oyj	986,487
4,474	Occidental Petroleum Corp.	177,707
33,300	INR Reliance Industries, Ltd.	656,056
44,065	EUR Royal Dutch Shell, PLC - Class A	1,154,914
26,800	Schlumberger, Ltd.	898,068
1,385	Targa Resources Corp.^	50,552
25,700	CAD Tourmaline Oil Corp.	259,253
787	Weatherford International, PLC^#	22,430
450	Williams Companies, Inc.^	9,311
		8,571,986

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Financials (13.1%)
38,500	American International Group,
	Inc.~	$ 1,935,010
6,200	AON, PLC	1,365,550
66,950	Bank of America Corp.~	2,197,968
7,125	Goldman Sachs Group, Inc.	1,693,969
100,000	INR HDFC Bank, Ltd.	1,710,054
55,200	Itau Unibanco Holding, SA	420,072
14,200	JPMorgan Chase & Companyµ^	1,879,512
34,571 GBP M&G, PLC#		109,090
14,650	Progressive Corp.	1,182,108
43,500	GBP Prudential, PLC	773,446
10,175	Wells Fargo & Company	477,615
		13,744,394
	Health Care (12.8%)
32,013	Alcon, Inc.^#	1,886,846
16,140	GBP AstraZeneca, PLC	1,578,937
14,964	EUR Bayer, AG	1,200,943
5,200	Bristol-Myers Squibb Companyµ	327,340
20,500	AUD CSL, Ltd.	4,216,206
1,750	Intuitive Surgical, Inc.#	979,615
21,700	Johnson & Johnson~	3,230,479
		13,420,366
	Industrials (6.9%)
14,800	SEK Atlas Copco, AB - Class A	523,831
3,600	Boeing Company	1,145,772
42,050	CAD CAE, Inc.	1,247,138
7,300	JPY FANUC Corp.	1,329,548
24,400	General Electric Company~	303,780
11,600	JPY Harmonic Drive Systems, Inc.^	516,158
10,375	EUR KION Group, AG	649,390
28,900	INR Larsen & Toubro, Ltd.	553,862
8,000	JPY Nidec Corp.	1,006,166
131	Wabtec Corp.µ	9,676
		7,285,321
	Information Technology (14.2%)
1,425	EUR Adyen, NV*#	1,309,443
5,605	ASML Holding, NV	1,573,099
6,700	JPY Keyence Corp.	2,252,251
10,175	Micron Technology, Inc.µ#	540,191
11,200	Microsoft Corp.	1,906,576
1,300	NVIDIA Corp.µ	307,359
6,400	PayPal Holdings, Inc.#	728,896
15,400 KRW Samsung Electronics Company,
	Ltd.	713,528
15,775	EUR SAP, SE	2,054,396
42,650	Taiwan Semiconductor
	Manufacturing Company, Ltd.	2,300,541
6,325	Visa, Inc. - Class A^	1,258,485
		14,944,765
	Materials (2.0%)
60,575	Freeport-McMoRan, Inc.	672,383
3,875	Linde, PLC	787,129
166,500	CAD Yamana Gold, Inc.	678,128
		2,137,640
TOTAL COMMON STOCKS
(Cost $95,756,270)	88,559,201
NUMBER OF
SHARES	VALUE

EXCHANGE-TRADED FUNDS (1.8%)

	Other (1.8%)
41,400	Invesco Senior Loan ETF^	$936,054
4,150	iShares iBoxx High Yield
	Corporate Bond ETF^	363,249
4,891	SPDR Bloomberg Barclays High
	Yield Bond ETF	533,315
	TOTAL EXCHANGE-TRADED
	FUNDS
	(Cost $1,857,167)	1,832,618
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (1.3%) #
	Communication Services (0.1%)
51	Facebook, Inc.
1,029,741	Call, 01/15/21, Strike $205.00	114,623
	Consumer Discretionary (0.3%)
11	Amazon.com, Inc.
2,209,592	Call, 06/18/21, Strike $2,200.00	209,275
150	EUR Puma, SE
1,086,000	Call, 12/18/20, Strike 76.00	99,399
		308,674
	Energy (0.1%)
408	BP, PLC
1,474,104	Put, 01/15/21, Strike $35.00	128,520
	Financials (0.0%)
290	HDFC Bank, Ltd.
1,661,120	Put, 03/20/20, Strike $55.00	28,275
	Industrials (0.2%)
137	EUR Airbus, SE
1,825,388	Call, 12/18/20, Strike 130.00	195,850
159	CSX Corp.
1,213,806	Call, 01/15/21, Strike $85.00	57,638
		253,488
	Information Technology (0.3%)
125	Advanced Micro Devices, Inc.
587,500	Call, 05/15/20, Strike $43.00	91,250
19	Lam Research Corp.
566,599	Call, 01/15/21, Strike $300.00	72,437
19	Shopify, Inc.
884,754	Call, 06/19/20, Strike $480.00	93,005
		256,692
	Other (0.3%)
735	iShares MSCI EAFE ETF
4,959,780	Put, 02/21/20, Strike $68.00	72,030
795	iShares MSCI Emerging Markets
3,347,745	Put, 02/21/20, Strike $43.73	145,087
240	iShares MSCI India ETF
128,640	Put, 03/20/20, Strike $34.00	20,400

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
25	S&P 500 Index
8,063,800	Put, 02/21/20, Strike $3,150.00	$68,250
		305,767
	TOTAL PURCHASED OPTIONS
	(Cost $1,237,817)	1,396,039
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (7.1%)
3,741,323	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	3,743,193
3,732,552	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	3,732,552
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $7,475,447)	7,475,745
TOTAL INVESTMENTS (148.4%)
(Cost $163,415,757)		156,010,816
MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-11.4%)		(12,000,000)
LIABILITIES, LESS OTHER ASSETS (-37.0%)		(38,876,678)
NET ASSETS (100.0%)		$105,134,138
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
WRITTEN OPTIONS (-0.3%) #
	Consumer Staples (-0.3%)
217	Johnson & Johnson
3,230,479	Call, 06/19/20, Strike $140.00	(253,890)
69	Philip Morris International, Inc.
570,630	Call, 06/19/20, Strike $90.00	(10,281)
		(264,171)
	Financials (0.0%)
385	American International Group, Inc.
1,935,010	Call, 06/19/20, Strike $57.50	(21,175)
	TOTAL WRITTEN OPTIONS
	(Premium $160,584)	(285,346)

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@In default status and considered non-income producing.

"Variable rate security. The rate shown is the rate in effect at January 31, 2020.

&Illiquid security.

#Non-income producing security.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.

The aggregate value of such securities is $3,105,893.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

EUR European Monetary Unit

GBP British Pound Sterling

HKD Hong Kong Dollar

INR Indian Rupee

JPY Japanese Yen

KRW South Korean Won

SEK Swedish Krona

SGD Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

NOTES TO SCHEDULE OF INVESTMENTS

µSecurity, or portion of security, is held in a segregated

account as collateral for note payable aggregating a total value of $24,747,374.

^Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2020

		% of Total
	Value	Investments
US Dollar	$110,996,822	71.3%
European Monetary Unit	12,017,106	7.7%
Japanese Yen	7,262,374	4.7%
Hong Kong Dollar	5,551,389	3.6%
Australian Dollar	4,216,206	2.7%
British Pound Sterling	3,926,423	2.5%
Canadian Dollar	3,722,191	2.4%
Indian Rupee	2,919,972	1.9%
Swiss Franc	2,758,086	1.8%
Singapore Dollar	1,117,542	0.7%
South Korean Won	713,528	0.4%
Swedish Krona	523,831	0.3%
Total Investments Net of Written Options	$155,725,470	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3/2/2020 12:44 PM

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the "Fund") was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

The Fund's investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the- counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2020 was as follows*:

Cost basis of investments	$162,811,794
Gross unrealized appreciation	5,244,371
Gross unrealized depreciation	(12,330,695)
Net unrealized appreciation (depreciation)	$(7,086,324)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 480,000 mandatory redeemable preferred shares ("MRPS") with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2020.

	Term
Series	Redemption Date	Dividend Rate	Shares (000's)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
				Total	$12,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA" by Fitch Ratings, Inc. ("Fitch"). If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" within the Statement of Operations.

The MRPS rank junior to the Fund's borrowings under the SSB Agreement and senior to the Fund's outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the "OC Test") and an asset coverage test with respect to its outstanding senior securities (the "AC Test"). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund's governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.